Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 185,619	$ 36,607
Short-term investments	160,110	40,135
Prepaid expenses and other current assets	3,493	917
Total current assets	349,222	77,659
Property and equipment, net	2,483	1,371
Operating lease right-of-use assets	29,377	4,842
Long-term investments	16,371	0
Other long term assets	997	1,139
Total assets	398,450	85,011
Current liabilities:
Accounts payable	1,723	470
Accrued expenses and other liabilities	3,119	1,069
Current portion of operating lease liability	970	1,479
Total current liabilities	5,812	3,018
Operating lease liability, net of current portion	29,062	3,296
Total liabilities	34,874	6,314
Commitments and contingencies (Note 10)
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 200,000,000 and 0 shares authorized as of December 31, 2021 and 2020, respectively, and 0 shares issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock, $0.0001 par value, 1,000,000,000 and 98,672,620 shares authorized as of December 31, 2021 and 2020, respectively; 124,303,083 and 33,069,513 shares issued and outstanding as of December 31, 2021 and 2020, respectively	12	1
Additional paid-in capital	444,388	600
Accumulated other comprehensive (loss) income	(184)	3
Accumulated deficit	(80,640)	(30,325)
Total stockholders’ equity (deficit)	363,576	(29,721)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	398,450	85,011
Series Seed
Current liabilities:
Redeemable convertible preferred stock:	0	5,494
Series A
Current liabilities:
Redeemable convertible preferred stock:	0	27,067
Series B
Current liabilities:
Redeemable convertible preferred stock:	$ 0	$ 75,857